RIGHT-OF-USE ASSETS AND LEASE LIABILITIES	12 Months Ended
Feb. 28, 2023
Right-of-use Assets And Lease Liabilities
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

9.	RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

The Company has two leases: one for an office space in Vancouver, Canada and another for an office space in Nevada, USA.

Right-of-Use Assets

Office Leases
Cost:	$
As at February 28, 2021	-
Additions	301,440
Foreign exchange adjustment	2,998
As at February 28, 2022	304,438
Foreign exchange adjustment	8,277
As at February 28, 2023	312,715

Depreciation:
As at February 28, 2021	-
Charge for the year	25,088
Foreign exchange adjustment	(11)
As at February 28, 2022	25,077
Charge for the year	76,519
Foreign exchange adjustment	2,291
As at February 28, 2023	103,887

Net book value:
As at February 28, 2022	279,361
As at February 28, 2023	208,828

Depreciation of right-of-use assets is calculated using the straight-line method over the remaining lease term.

Lease Liabilities

$
As at February 28, 2021	-
Addition	301,440
Lease payments made	(31,480)
Finance charge	11,891
Foreign exchange adjustment	3,008
As at February 28, 2022	284,859
Lease payments made	(84,318)
Finance charge	28,751
Foreign exchange adjustment	(3,003)
226,289
Less: current portion	(74,981)
As at February 28, 2023	151,308

The lease liabilities were discounted at a discount rate of 12%.

The remaining minimum future lease payments, excluding estimated operating costs, for the term of the lease including assumed renewal periods are as follows:

Fiscal 2024	$98,120
Fiscal 2025	87,075
Fiscal 2026	51,443
Fiscal 2027	34,961